UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21079

 NAME OF REGISTRANT:                     Hatteras Alternative Mutual
                                         Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8540 Colonnade Center Drive
                                         Suite 401
                                         Raleigh, NC 27615

 NAME AND ADDRESS OF AGENT FOR SERVICE:  David Perkins
                                         8540 Colonnade Center Drive
                                         Suite 401
                                         Raleigh, NC 27615

 REGISTRANT'S TELEPHONE NUMBER:          1-866-388-6292

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


Alpha Hedged Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Hatteras Hedged Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Hatteras Long / Short Debt Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Hatteras Long / Short Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Hatteras Alternative Mutual Funds Trust
By (Signature)       /s/ David Perkins
Name                 David Perkins
Title                President
Date                 08/28/2012